CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	1,751,739	10,868,838	8,764,423	10,111,622
Amortization of intangible assets	158,580	983,925	481,638	609,756
Foreign exchange (gain)/loss	439,811	2,728,863	(1,286,468)	740,678
Loss from disposal of property and equipment	9,980	61,922	113,968	356,341
Share-based compensation expenses	6,313,490	39,172,678
Changes in operating assets and liabilities:
Accounts receivable	(1,127,131)	(6,993,394)	4,574,361	(4,573,176)
Prepayments and other current assets	(46,386,657)	(287,810,649)	(159,510,405)	(70,415,277)
Other non-current assets	(2,155,419)	(13,373,511)	(331,200)	(810,531)
Accounts payable	13,601,903	84,394,365	161,608,152	74,989,927
Taxes payable	412,610	2,560,083	725,130	(249,538)
Advance from customers	39,017,797	242,089,823	152,524,356	86,294,831
Accrued expenses and other current liabilities	16,451,296	102,073,710	28,704,374	24,798,548
Net cash provided by /(used in) operating activities	(43,693,582)	(271,101,198)	116,736,250	14,663,258
Cash flows from investing activities:
Purchase of short-term investments	(88,253,070)	(547,575,000)	(451,800,000)	(224,000,000)
Proceeds from maturity of short-term investments	65,274,151	405,000,000	154,800,000	194,000,000
Changes in restricted cash	(5,605,518)	(34,780,000)	(2,375,000)	4,655,000
Purchase of property and equipment and intangible assets	(8,158,830)	(50,622,276)	(4,842,892)	(21,440,852)
Proceeds from disposal of property and equipment	8,700	53,980
Net cash used in investing activities	(36,734,567)	(227,923,296)	(304,217,892)	(46,785,852)
Cash flows from financing activities:
Proceeds from issuance of Series D convertible preferred shares, net of issuance costs			306,360,473
Proceeds from the initial public offering, net of issuance cost	101,935,989	632,472,039
Proceeds from the private placement, net of issuance cost	145,954,527	905,589,458
Proceeds from employees exercising stock options	376,360	2,335,161
Net cash provided by financing activities	248,266,876	1,540,396,658	306,360,473
Effect of exchange rate changes on cash and cash equivalents	(491,994)	(3,052,623)	1,286,468	(740,678)
Net increase/(decrease) in cash and cash equivalents	167,346,733	1,038,319,541	120,165,299	(32,863,272)
Cash and cash equivalents at the beginning of year	67,595,467	419,402,835	299,237,536	332,100,808
Cash and cash equivalents at the end of year	234,942,200	1,457,722,376	419,402,835	299,237,536
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	1,506,145	9,345,027	116,758	(3,571,903)
Deemed dividends to preferred shareholders	2,515,216	15,605,908	59,428,400
Accrued issuance cost related to private placement	2,268,685	14,076,285
Accrual related to deferred initial public offering costs			2,127,187
Receivables related to exercise of stock options	$ (164,354)	(1,019,748)